Borrowings and financing (Details Narrative) R$ in Thousands	3 Months Ended
	Dec. 31, 2023 BRL (R$) Number	Sep. 30, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)	Dec. 31, 2022 Number
17th issue debentures [member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings	R$ 321,535			R$ 152,157
Principal of borrowings	300,000			145,284
Interest of borrowings	21,535			6,873
22th issue debentures [member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings				214,404
Principal of borrowings				200,000
Interest of borrowings				R$ 14,404
B I D I N V E S T 2023 [Member]
IfrsStatementLineItems [Line Items]
Raised funds			R$ 470,000
B I D 1983 A B [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings			39,700
Principal of borrowings			38,300
Interest of borrowings			1,400
B N D E S P A C 2008 [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings			1,100
I F C 2023 [Member]
IfrsStatementLineItems [Line Items]
Raised funds	R$ 500,000	R$ 500,000
Contract amount			R$ 1,000,000
Currency U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Number	4.8413				5.2177
Currency J P Y [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Number	0.03422				0.03957